Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Unpaid principal balance	$ 292,645,000	$ 66,641,000	$ 11,700,000
Related allowance	22,776,000	3,993,000	430,000
Nonrecurring
Assets
Loans	93,485,000	31,669,000
OREO, net	185,000	1,662,000
Total	93,670,000	33,331,000
Fair value of liabilities	0	0	$ 0
Nonrecurring | Level 1
Assets
Loans	0	0
OREO, net	0	0
Total	0	0
Nonrecurring | Level 2
Assets
Loans	0	0
OREO, net	0	0
Total	0	0
Nonrecurring | Level 3
Assets
Loans	93,485,000	31,669,000
OREO, net	185,000	1,662,000
Total	93,670,000	33,331,000
Fair Value
Assets
Unpaid principal balance	125,500,000	40,200,000
Related allowance	$ 32,000,000	$ 8,500,000